Debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Detailed Information About Borrowings

	December 31, 2017			December 31, 2016
($ in millions)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)	Face Value (US$)	Carrying Value (CAD$)	Fair Value (CAD$)
3.15% notes due January 2017	$—	$—	$—	$34	$45	$45
3.85% notes due August 2017	—	—	—	16	21	21
2.5% notes due February 2018	22	28	28	22	30	30
3.0% notes due March 2019 (a)	—	—	—	278	372	375
4.5% notes due January 2021 (a)	220	274	285	500	668	685
8.0% notes due June 2021 (a)(b)	—	—	—	650	866	963
4.75% notes due January 2022 (a)	672	841	884	700	936	951
3.75% notes due February 2023 (a)(b)	646	804	818	670	891	858
8.5% notes due June 2024 (b)	600	753	853	600	806	935
6.125% notes due October 2035 (b)	609	751	865	609	804	801
6.0% notes due August 2040 (b)	491	613	686	491	658	623
6.25% notes due July 2041 (b)	795	986	1,144	795	1,055	1,043
5.2% notes due March 2042 (b)	399	494	502	399	528	477
5.4% notes due February 2043 (b)	377	468	481	377	500	450

	4,831	6,012	6,546	6,141	8,180	8,257
Antamina term loan due April 2020	23	28	28	23	30	30
Finance lease liabilities (c)	250	313	313	86	115	115
Other	13	16	16	13	18	18

	5,117	6,369	6,903	6,263	8,343	8,420
Less current portion of debt	(45)	(55)	(55)	(74)	(99)	(99)

	$5,072	$6,314	$6,848	$6,189	$8,244	$8,321

Summary of Minimum Lease Payments of Finance Lease Liabilities and Effect of Discounting

Minimum lease payments in respect of finance lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Undiscounted minimum finance lease payments:
Less than one year	$51	$34
One to five years	134	43
Thereafter	554	62

	739	139
Effect of discounting	(426)	(24)

Present value of minimum finance lease payments — total finance lease liabilities	313	115
Less current portion	(27)	(33)

Long-term finance lease liabilities	$286	$82

Summary of Present Value of Finance Lease Liabilities and Their Expected Timing of Payment

The present value of finance lease liabilities and their expected timing of payment are as follows:

(CAD$ in millions)	December 31, 2017	December 31, 2016
Less than one year	$48	$34
One to five years	106	39
Thereafter	159	42

Total	$313	$115

Scheduled Principal Payments

At December 31, 2017, the scheduled principal payments excluding finance lease liabilities (c), during the next five years and thereafter are as follows:

($ in millions)	US$	CAD$ Equivalent
2018	$22	$28
2019	—	—
2020	23	28
2021	220	275
2022	672	844
Thereafter	3,930	4,930

	$4,867	$6,105

Summary of Debt Continuity
g)	Debt Continuity

	US$		CAD$ Equivalent
($ in millions)	2017	2016	2017	2016
As at January 1	$6,213	$6,961	$8,343	$9,634
Cash flows
Issuance of debt	—	1,227	—	1,567
Scheduled debt repayments	(49)	—	(64)	—
Debt repurchases	(1,356)	(1,960)	(1,831)	(2,531)
Finance lease payments (c)	(26)	(22)	(34)	(29)
Non-cash changes
Issuance of debt	—	17	—	22
Loss (gain) on debt repurchases (a)(b)	105	(37)	141	(49)
Changes in foreign exchange rates	—	—	(424)	(308)
Finance lease liabilities (c)	187	21	234	28
Finance fees and discount amortization	3	6	4	9

As at December 31	$5,077	$6,213	$6,369	$8,343